Quarterly Report
September 30, 2025
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-647-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-647-7327. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 6.8%
ANZ Group Holdings Ltd.	589,631	$12,977,732
APA Group Stapled Security	269,237	1,584,518
Aristocrat Leisure Ltd.	108,240	5,020,088
ASX Ltd.	37,414	1,452,805
BHP Group Ltd.	994,551	28,033,160
BlueScope Steel Ltd.	91,093	1,369,838
Brambles Ltd.	262,853	4,320,303
CAR Group Ltd.	73,824	1,799,529
Cochlear Ltd.	12,865	2,380,963
Coles Group Ltd.	262,962	4,058,935
Commonwealth Bank of Australia	328,248	36,308,478
Computershare Ltd.	105,745	2,543,293
Evolution Mining Ltd.	395,229	2,836,788
Fortescue Ltd.	338,701	4,193,175
Glencore PLC (a)	1,989,759	9,150,485
Goodman Group REIT	398,055	8,647,720
Insurance Australia Group Ltd.	447,372	2,431,265
Lottery Corp. Ltd.	441,553	1,720,718
Macquarie Group Ltd.	70,657	10,270,766
Medibank Pvt Ltd.	512,135	1,635,992
National Australia Bank Ltd.	596,914	17,465,945
Northern Star Resources Ltd. (b)	268,068	4,215,920
Origin Energy Ltd.	327,000	2,708,990
Pro Medicus Ltd.	10,882	2,223,401
Qantas Airways Ltd.	135,208	978,531
QBE Insurance Group Ltd.	301,516	4,114,493
REA Group Ltd. (b)	10,667	1,633,491
Rio Tinto Ltd.	72,406	5,855,861
Rio Tinto PLC	220,290	14,494,636
Santos Ltd.	648,969	2,894,600
Scentre Group REIT	1,037,928	2,806,577
SGH Ltd. (b)	41,736	1,381,090
Sigma Healthcare Ltd. (b)	911,397	1,793,964
Sonic Healthcare Ltd.	99,169	1,409,128
South32 Ltd.	842,585	1,530,079
Stockland REIT	497,055	2,016,069
Suncorp Group Ltd.	213,928	2,872,478
Telstra Group Ltd.	767,976	2,453,264
Transurban Group Stapled Security	605,840	5,540,981
Vicinity Ltd. REIT	716,737	1,197,044
Washington H Soul Pattinson & Co. Ltd.	46,818	1,194,292
Wesfarmers Ltd.	223,614	13,637,377
Westpac Banking Corp.	672,934	17,380,109
WiseTech Global Ltd.	39,621	2,369,858
Woodside Energy Group Ltd.	367,259	5,605,521
Woolworths Group Ltd.	234,896	4,156,583
		266,666,833
AUSTRIA — 0.2%
Erste Group Bank AG	60,566	5,920,931
Mondi PLC	80,471	1,109,341
Security Description	Shares	Value
OMV AG	27,411	$1,462,884
Verbund AG	14,316	1,041,238
		9,534,394
BELGIUM — 0.8%
Ageas SA	29,322	2,029,302
Anheuser-Busch InBev SA	195,455	11,666,707
D'ieteren Group	4,423	827,366
Elia Group SA	9,688	1,117,280
Groupe Bruxelles Lambert NV (b)	16,335	1,459,675
KBC Group NV	44,355	5,287,281
Lotus Bakeries NV	87	819,844
Sofina SA (b)	3,290	970,303
Syensqo SA (b)	13,139	1,060,613
UCB SA	24,353	6,724,471
		31,962,842
BRAZIL — 0.0% *
Yara International ASA	33,994	1,242,179
CHILE — 0.1%
Antofagasta PLC	74,647	2,764,577
CHINA — 0.7%
BOC Hong Kong Holdings Ltd.	720,000	3,381,420
Prosus NV	257,281	18,120,169
SITC International Holdings Co. Ltd.	263,000	1,012,735
Wharf Holdings Ltd. (b)	230,000	658,038
Wilmar International Ltd.	385,400	851,993
Yangzijiang Shipbuilding Holdings Ltd.	505,900	1,322,435
		25,346,790
DENMARK — 1.9%
AP Moller - Maersk AS Class A (b)	563	1,101,576
AP Moller - Maersk AS Class B (b)	836	1,640,338
Carlsberg AS Class B (b)	18,972	2,206,352
Coloplast AS Class B (b)	24,151	2,064,285
Danske Bank AS	133,330	5,685,540
Demant AS (a) (b)	16,592	575,110
DSV AS	40,127	7,987,122
Genmab AS (a) (b)	11,956	3,627,564
Novo Nordisk AS Class B (b)	629,374	34,144,590
Novonesis Novozymes B Class B (b)	69,904	4,281,521
Orsted AS (a) (b) (c)	32,759	585,535
Pandora AS	15,832	2,064,480
Rockwool AS Class B	20,370	757,045
Tryg AS (b)	69,763	1,771,309
Vestas Wind Systems AS	199,899	3,769,661
		72,262,028
FINLAND — 1.1%
Elisa OYJ	28,657	1,503,790
Fortum OYJ	91,577	1,732,946

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Kesko OYJ Class B	58,594	$1,246,148
Kone OYJ Class B	65,148	4,439,835
Metso OYJ	123,340	1,693,442
Neste OYJ	80,830	1,480,189
Nokia OYJ	1,016,739	4,873,051
Nordea Bank Abp (d)	508,903	8,349,059
Nordea Bank Abp (d)	101,782	1,671,324
Orion OYJ Class B	20,272	1,551,847
Sampo OYJ Class A	467,473	5,370,866
Stora Enso OYJ Class R (b)	114,074	1,251,369
UPM-Kymmene OYJ	102,248	2,795,690
Wartsila OYJ Abp	97,527	2,916,422
		40,875,978
FRANCE — 9.2%
Accor SA	37,039	1,753,889
Aeroports de Paris SA	6,809	898,464
Air Liquide SA	113,243	23,533,080
Airbus SE	116,048	26,916,748
Alstom SA (a)	68,089	1,769,701
Amundi SA (c)	10,973	869,007
Arkema SA	11,768	741,148
AXA SA	345,574	16,501,846
BioMerieux	8,191	1,095,259
BNP Paribas SA	200,066	18,178,543
Bollore SE	142,165	804,483
Bouygues SA	37,071	1,669,159
Bureau Veritas SA	64,677	2,024,519
Capgemini SE	31,477	4,569,555
Carrefour SA	112,192	1,699,891
Cie de Saint-Gobain SA	87,668	9,441,886
Cie Generale des Etablissements Michelin SCA	129,316	4,640,439
Covivio SA REIT	11,567	777,418
Credit Agricole SA	209,316	4,112,221
Danone SA	125,555	10,940,609
Dassault Aviation SA	3,602	1,204,527
Dassault Systemes SE	134,018	4,489,502
Edenred SE	49,738	1,180,531
Eiffage SA	13,277	1,695,771
Engie SA	360,754	7,738,036
EssilorLuxottica SA	58,918	19,107,104
FDJ UNITED	20,442	684,551
Gecina SA REIT	9,142	916,280
Getlink SE	65,279	1,201,166
Hermes International SCA	6,226	15,238,288
Ipsen SA	7,945	1,060,498
Kering SA	14,876	4,938,775
Klepierre SA REIT	43,360	1,689,435
Legrand SA	51,199	8,458,329
L'Oreal SA	46,933	20,321,398
LVMH Moet Hennessy Louis Vuitton SE	48,942	29,932,309
Orange SA	363,274	5,894,755
Pernod Ricard SA	38,871	3,815,557
Publicis Groupe SA	45,753	4,391,098
Renault SA	37,435	1,530,717
Security Description	Shares	Value
Rexel SA	40,746	$1,332,883
Safran SA	70,312	24,793,237
Sartorius Stedim Biotech	5,355	1,082,560
Societe Generale SA	142,006	9,404,061
Sodexo SA	18,636	1,172,600
Teleperformance SE	11,251	837,350
Thales SA	18,187	5,697,168
TotalEnergies SE	401,817	24,423,537
Unibail-Rodamco-Westfield REIT (a)	23,915	2,513,275
Veolia Environnement SA	122,331	4,165,553
Vinci SA	96,625	13,391,377
		357,240,093
GERMANY — 9.6%
adidas AG	33,796	7,124,026
Allianz SE	75,471	31,693,663
BASF SE	173,419	8,637,695
Bayer AG	193,257	6,410,382
Bayerische Motoren Werke AG	55,038	5,525,374
Bayerische Motoren Werke AG Preference Shares	11,599	1,075,995
Beiersdorf AG	19,263	2,014,428
Brenntag SE	23,610	1,412,055
Commerzbank AG	150,706	5,682,482
Continental AG	22,206	1,464,286
Covestro AG (a)	35,647	2,441,908
CTS Eventim AG & Co. KGaA	12,864	1,260,607
Daimler Truck Holding AG	93,228	3,836,192
Deutsche Bank AG	361,280	12,713,892
Deutsche Boerse AG	37,016	9,920,934
Deutsche Lufthansa AG	121,904	1,032,453
Deutsche Post AG	186,443	8,311,534
Deutsche Telekom AG	683,603	23,301,800
Dr. Ing hc F Porsche AG Preference Shares (c)	23,999	1,164,047
E.ON SE	443,396	8,343,658
Evonik Industries AG	52,799	916,313
Fresenius Medical Care AG	41,504	2,177,943
Fresenius SE & Co. KGaA	82,974	4,621,236
GEA Group AG	29,348	2,167,313
Hannover Rueck SE	11,747	3,541,778
Heidelberg Materials AG	25,899	5,829,119
Henkel AG & Co. KGaA	20,876	1,549,025
Henkel AG & Co. KGaA Preference Shares	33,425	2,698,149
Hensoldt AG	12,433	1,611,348
Infineon Technologies AG	255,784	9,978,132
Knorr-Bremse AG	14,394	1,350,499
LEG Immobilien SE	14,300	1,137,529
Mercedes-Benz Group AG	140,225	8,809,949
Merck KGaA	25,115	3,229,883
MTU Aero Engines AG	10,727	4,926,991
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,569	16,325,675
Nemetschek SE	11,865	1,544,704

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	31,031	$1,219,634
Rational AG	1,075	819,768
Rheinmetall AG	8,982	20,944,111
RWE AG	121,871	5,415,763
SAP SE	204,271	54,700,188
Sartorius AG Preference Shares	5,062	1,177,079
Scout24 SE (c)	15,173	1,900,494
Siemens AG	149,090	40,151,420
Siemens Energy AG (a)	132,400	15,466,766
Siemens Healthineers AG (c)	66,793	3,611,731
Symrise AG	26,483	2,303,941
Talanx AG	11,898	1,582,553
Volkswagen AG Preference Shares	40,640	4,391,273
Vonovia SE	147,188	4,591,713
Zalando SE (a) (c)	45,329	1,385,333
		375,444,764
HONG KONG — 1.9%
AIA Group Ltd.	2,094,600	20,096,896
CK Asset Holdings Ltd.	378,399	1,834,509
CK Infrastructure Holdings Ltd.	136,000	893,219
CLP Holdings Ltd.	324,500	2,688,040
Futu Holdings Ltd. ADR	11,500	1,999,965
Hang Seng Bank Ltd.	153,700	2,340,940
Henderson Land Development Co. Ltd. (b)	289,436	1,020,786
HKT Trust & HKT Ltd. Stapled Security	746,000	1,104,560
Hong Kong & China Gas Co. Ltd.	2,112,995	1,835,876
Hong Kong Exchanges & Clearing Ltd.	237,230	13,476,898
Hongkong Land Holdings Ltd.	218,900	1,385,637
Jardine Matheson Holdings Ltd.	33,000	2,079,000
Link REIT	512,391	2,634,266
MTR Corp. Ltd. (b)	325,012	1,101,976
Power Assets Holdings Ltd.	272,000	1,722,811
Prudential PLC	517,370	7,250,663
Sino Land Co. Ltd.	640,456	810,818
Sun Hung Kai Properties Ltd.	277,000	3,318,133
Swire Pacific Ltd. Class A	62,000	525,539
Techtronic Industries Co. Ltd.	280,000	3,582,592
WH Group Ltd. (c)	1,712,766	1,855,768
Wharf Real Estate Investment Co. Ltd.	328,000	969,616
		74,528,508
IRELAND — 0.4%
AerCap Holdings NV	35,800	4,331,800
AIB Group PLC	406,701	3,686,795
Bank of Ireland Group PLC	192,314	3,166,954
Kerry Group PLC Class A	32,578	2,937,924
Kingspan Group PLC	30,531	2,539,873
		16,663,346
Security Description	Shares	Value
ISRAEL — 0.9%
Azrieli Group Ltd.	8,514	$847,148
Bank Hapoalim BM	243,476	4,961,648
Bank Leumi Le-Israel BM	289,084	5,713,423
Check Point Software Technologies Ltd. (a)	16,610	3,436,775
Elbit Systems Ltd.	5,303	2,692,033
ICL Group Ltd.	163,285	1,023,157
Israel Discount Bank Ltd. Class A	229,635	2,275,845
Mizrahi Tefahot Bank Ltd.	32,319	2,131,772
Nice Ltd. (a)	12,390	1,830,277
Nova Ltd. (a)	5,734	1,821,654
Phoenix Financial Ltd.	44,223	1,659,952
Teva Pharmaceutical Industries Ltd. ADR (a)	220,128	4,446,586
Wix.com Ltd. (a)	11,700	2,078,271
		34,918,541
ITALY — 3.2%
Banca Mediolanum SpA	44,136	884,209
Banca Monte dei Paschi di Siena SpA	386,973	3,428,387
Banco BPM SpA	218,329	3,264,427
BPER Banca SpA	279,317	3,096,871
Coca-Cola HBC AG	41,181	1,942,615
Davide Campari-Milano NV (b)	135,836	857,091
Enel SpA	1,592,753	15,095,393
Eni SpA	400,312	6,992,468
Ferrari NV	24,850	12,018,203
FinecoBank Banca Fineco SpA	121,237	2,621,856
Generali	168,699	6,622,573
Infrastrutture Wireless Italiane SpA (c)	48,975	576,032
Intesa Sanpaolo SpA	2,787,535	18,387,831
Leonardo SpA	77,915	4,945,537
Moncler SpA	46,684	2,735,553
Nexi SpA (b) (c)	126,319	714,814
Poste Italiane SpA (c)	89,864	2,131,866
Prysmian SpA	54,004	5,341,616
Recordati Industria Chimica e Farmaceutica SpA	22,997	1,397,010
Ryanair Holdings PLC	167,813	4,870,352
Snam SpA	379,454	2,281,903
Telecom Italia SpA (a)	2,250,138	1,177,334
Terna - Rete Elettrica Nazionale	270,842	2,748,951
UniCredit SpA	273,666	20,730,811
Unipol Assicurazioni SpA	72,518	1,555,910
		126,419,613
JAPAN — 22.0%
Advantest Corp. (b)	149,900	14,869,723
Aeon Co. Ltd. (b)	438,900	5,334,499
AGC, Inc.	41,200	1,346,041
Aisin Corp. (b)	95,900	1,662,349
Ajinomoto Co., Inc.	176,000	5,060,067
ANA Holdings, Inc.	35,300	683,843

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Asahi Group Holdings Ltd.	289,300	$3,478,025
Asahi Kasei Corp. (b)	237,800	1,875,059
Asics Corp.	136,600	3,581,374
Astellas Pharma, Inc. (b)	356,000	3,858,063
Bandai Namco Holdings, Inc.	114,300	3,811,677
Bridgestone Corp.	112,300	5,207,234
Canon, Inc. (b)	169,700	4,983,505
Capcom Co. Ltd.	68,300	1,860,520
Central Japan Railway Co.	154,500	4,438,795
Chiba Bank Ltd.	117,700	1,238,884
Chubu Electric Power Co., Inc.	131,900	1,838,482
Chugai Pharmaceutical Co. Ltd.	133,200	5,815,578
Concordia Financial Group Ltd.	192,300	1,480,483
Dai Nippon Printing Co. Ltd.	82,600	1,406,915
Daifuku Co. Ltd.	60,800	1,952,632
Dai-ichi Life Holdings, Inc.	679,400	5,363,987
Daiichi Sankyo Co. Ltd. (b)	336,900	7,562,200
Daikin Industries Ltd.	51,400	5,944,490
Daito Trust Construction Co. Ltd.	61,500	1,351,305
Daiwa House Industry Co. Ltd. (b)	112,200	4,041,737
Daiwa Securities Group, Inc. (b)	253,500	2,064,081
Denso Corp. (b)	341,800	4,942,370
Disco Corp.	18,300	5,763,165
East Japan Railway Co.	188,700	4,625,344
Eisai Co. Ltd.	50,000	1,684,328
ENEOS Holdings, Inc. (b)	538,500	3,427,133
FANUC Corp.	187,600	5,413,896
Fast Retailing Co. Ltd. (b)	37,600	11,467,001
Fuji Electric Co. Ltd.	26,700	1,797,778
FUJIFILM Holdings Corp.	217,600	5,423,608
Fujikura Ltd.	48,400	4,737,258
Fujitsu Ltd.	341,600	8,058,600
Hankyu Hanshin Holdings, Inc.	44,600	1,317,902
Hikari Tsushin, Inc.	3,400	950,347
Hitachi Ltd.	894,600	23,805,925
Honda Motor Co. Ltd. (b)	775,000	8,034,161
Hoya Corp.	68,000	9,427,498
Hulic Co. Ltd.	84,300	924,711
Idemitsu Kosan Co. Ltd.	148,900	1,024,359
IHI Corp.	203,000	3,793,750
Inpex Corp.	174,900	3,165,573
Isuzu Motors Ltd.	100,400	1,270,933
ITOCHU Corp.	233,800	13,339,194
Japan Airlines Co. Ltd.	31,400	634,230
Japan Exchange Group, Inc.	197,600	2,211,017
Japan Post Bank Co. Ltd.	355,700	4,370,232
Japan Post Holdings Co. Ltd. (b)	344,900	3,433,003
Japan Post Insurance Co. Ltd.	37,700	1,070,360
Japan Tobacco, Inc.	235,000	7,736,534
JFE Holdings, Inc. (b)	113,200	1,392,340
Kajima Corp.	86,600	2,530,830
Kansai Electric Power Co., Inc.	180,300	2,586,353
Kao Corp.	91,600	4,001,162
Kawasaki Heavy Industries Ltd. (b)	29,600	1,958,168
Security Description	Shares	Value
Kawasaki Kisen Kaisha Ltd. (b)	66,300	$945,443
KDDI Corp.	614,700	9,824,961
Keyence Corp.	37,900	14,160,693
Kikkoman Corp.	131,900	1,120,862
Kirin Holdings Co. Ltd.	148,700	2,182,397
Kobe Bussan Co. Ltd.	32,500	894,336
Komatsu Ltd.	186,100	6,502,190
Konami Group Corp.	19,500	2,819,007
Kubota Corp. (b)	188,400	2,376,607
Kyocera Corp.	256,300	3,452,679
Kyowa Kirin Co. Ltd.	52,700	820,198
Lasertec Corp. (b)	15,900	2,186,068
LY Corp. (b)	569,200	1,834,960
M3, Inc. (b)	89,400	1,444,347
Makita Corp.	49,000	1,594,569
Marubeni Corp.	273,100	6,838,364
MatsukiyoCocokara & Co.	68,800	1,399,433
MEIJI Holdings Co. Ltd. (b)	50,400	1,046,324
Minebea Mitsumi, Inc.	75,000	1,416,613
Mitsubishi Chemical Group Corp. (b)	248,400	1,431,851
Mitsubishi Corp.	629,800	15,057,885
Mitsubishi Electric Corp.	369,500	9,514,903
Mitsubishi Estate Co. Ltd.	204,700	4,716,756
Mitsubishi HC Capital, Inc.	169,700	1,404,735
Mitsubishi Heavy Industries Ltd. (b)	624,900	16,413,225
Mitsubishi UFJ Financial Group, Inc.	2,240,900	36,325,386
Mitsui & Co. Ltd.	484,700	12,077,706
Mitsui Fudosan Co. Ltd.	509,900	5,569,074
Mitsui OSK Lines Ltd. (b)	66,000	2,008,356
Mizuho Financial Group, Inc.	491,940	16,615,071
MonotaRO Co. Ltd.	53,900	786,867
MS&AD Insurance Group Holdings, Inc.	255,200	5,799,175
Murata Manufacturing Co. Ltd.	331,000	6,310,258
NEC Corp.	253,700	8,140,869
Nexon Co. Ltd.	67,400	1,481,855
NIDEC Corp.	160,100	2,854,883
Nintendo Co. Ltd. (b)	215,500	18,684,887
Nippon Building Fund, Inc. REIT (b)	1,490	1,407,421
Nippon Paint Holdings Co. Ltd. (b)	173,300	1,185,178
Nippon Sanso Holdings Corp.	34,400	1,222,174
Nippon Steel Corp. (b)	968,500	3,997,026
Nippon Yusen KK (b)	87,300	2,985,762
Nissan Motor Co. Ltd. (a) (b)	424,500	1,045,692
Nissin Foods Holdings Co. Ltd. (b)	43,200	814,945
Nitori Holdings Co. Ltd.	82,500	1,594,026
Nitto Denko Corp.	135,500	3,226,824
Nomura Holdings, Inc. (b)	578,400	4,251,300
Nomura Research Institute Ltd.	74,900	2,877,122
NTT, Inc.	5,933,500	6,215,340
Obayashi Corp.	121,800	2,003,265

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Obic Co. Ltd.	63,400	$2,212,571
Olympus Corp.	221,700	2,808,685
Oracle Corp. Japan	8,400	858,855
Oriental Land Co. Ltd. (b)	208,400	5,033,435
ORIX Corp.	224,300	5,895,877
Osaka Gas Co. Ltd.	73,700	2,140,362
Otsuka Corp.	44,900	938,831
Otsuka Holdings Co. Ltd.	85,100	4,528,563
Pan Pacific International Holdings Corp.	368,000	2,429,495
Panasonic Holdings Corp.	457,200	4,984,203
Rakuten Group, Inc. (a)	281,500	1,829,650
Recruit Holdings Co. Ltd.	260,200	14,029,675
Renesas Electronics Corp.	337,000	3,892,894
Resona Holdings, Inc.	399,600	4,087,049
Ryohin Keikaku Co. Ltd.	99,000	1,974,168
Sanrio Co. Ltd.	35,300	1,661,444
SBI Holdings, Inc.	55,300	2,409,932
SCREEN Holdings Co. Ltd. (b)	16,900	1,540,265
SCSK Corp.	30,900	926,676
Secom Co. Ltd.	83,900	3,081,948
Sekisui Chemical Co. Ltd.	73,200	1,365,514
Sekisui House Ltd.	118,400	2,699,345
Seven & i Holdings Co. Ltd.	407,800	5,497,713
SG Holdings Co. Ltd. (b)	62,100	642,929
Shimadzu Corp.	45,400	1,148,180
Shimano, Inc.	14,600	1,641,060
Shin-Etsu Chemical Co. Ltd.	330,200	10,850,530
Shionogi & Co. Ltd. (b)	149,500	2,623,349
Shiseido Co. Ltd.	75,900	1,298,705
SMC Corp.	11,000	3,383,756
SoftBank Corp. (b)	5,660,200	8,343,607
SoftBank Group Corp. (b)	187,800	23,760,321
Sompo Holdings, Inc.	173,700	5,380,895
Sony Financial Group, Inc. (a)	1,205,300	1,338,451
Sony Group Corp.	1,205,300	34,758,931
Subaru Corp. (b)	116,400	2,388,137
Sumitomo Corp. (b)	212,200	6,161,178
Sumitomo Electric Industries Ltd.	142,200	4,061,344
Sumitomo Metal Mining Co. Ltd.	44,800	1,446,062
Sumitomo Mitsui Financial Group, Inc.	720,200	20,364,663
Sumitomo Mitsui Trust Group, Inc. (b)	124,200	3,615,369
Sumitomo Realty & Development Co. Ltd.	61,900	2,737,792
Suntory Beverage & Food Ltd.	27,500	861,208
Suzuki Motor Corp.	316,300	4,627,187
Sysmex Corp.	95,300	1,177,336
T&D Holdings, Inc.	93,400	2,290,651
Taisei Corp.	31,000	2,134,746
Takeda Pharmaceutical Co. Ltd. (b)	310,217	9,063,794
TDK Corp.	380,700	5,538,368
Terumo Corp.	259,000	4,284,369
TIS, Inc.	41,000	1,355,886
Security Description	Shares	Value
Toho Co. Ltd.	21,600	$1,389,444
Tokio Marine Holdings, Inc.	358,200	15,205,036
Tokyo Electron Ltd.	87,600	15,635,549
Tokyo Gas Co. Ltd.	63,200	2,252,665
Tokyo Metro Co. Ltd. (b)	61,300	703,341
Tokyu Corp.	103,000	1,258,164
TOPPAN Holdings, Inc.	47,700	1,225,727
Toray Industries, Inc.	281,600	1,802,461
Toyota Industries Corp.	32,300	3,639,313
Toyota Motor Corp.	1,852,500	35,742,958
Toyota Tsusho Corp.	135,100	3,752,447
Trend Micro, Inc.	24,900	1,365,677
Unicharm Corp.	214,800	1,395,396
West Japan Railway Co.	83,200	1,826,980
Yakult Honsha Co. Ltd. (b)	51,400	839,294
Yamaha Motor Co. Ltd.	179,700	1,350,625
Yokogawa Electric Corp.	47,700	1,374,300
Zensho Holdings Co. Ltd.	19,100	1,250,873
ZOZO, Inc.	85,400	786,431
		856,213,114
LUXEMBOURG — 0.1%
ArcelorMittal SA	89,754	3,224,995
CVC Capital Partners PLC (c)	45,343	789,580
Eurofins Scientific SE	22,282	1,617,484
		5,632,059
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	413,000	2,276,161
Sands China Ltd.	454,800	1,268,464
		3,544,625
MEXICO — 0.0% *
Fresnillo PLC	43,266	1,374,626
NETHERLANDS — 4.3%
ABN AMRO Bank NV Dutch Certificate (c)	114,127	3,654,203
Adyen NV (a) (c)	4,973	7,976,069
Aegon Ltd.	250,271	2,009,075
Akzo Nobel NV	35,096	2,499,010
Argenx SE (a)	11,861	8,601,714
ASM International NV	9,032	5,420,915
ASML Holding NV	77,042	74,963,199
ASR Nederland NV	28,108	1,908,294
BE Semiconductor Industries NV	14,293	2,130,353
Euronext NV (c)	14,767	2,210,546
EXOR NV	18,299	1,788,910
Heineken Holding NV	25,576	1,753,522
Heineken NV	55,605	4,339,608
IMCD NV	11,913	1,231,804
ING Groep NV	591,357	15,338,689
JDE Peet's NV	33,035	1,211,063
Koninklijke Ahold Delhaize NV	177,467	7,183,641
Koninklijke KPN NV	776,219	3,727,577
Koninklijke Philips NV	150,765	4,081,509
NN Group NV	51,791	3,645,179
Randstad NV (b)	20,906	888,500

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Universal Music Group NV (b)	217,161	$6,266,831
Wolters Kluwer NV	47,137	6,433,080
		169,263,291
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	329,714	1,508,613
Contact Energy Ltd.	173,166	914,994
Fisher & Paykel Healthcare Corp. Ltd.	110,672	2,380,896
Infratil Ltd.	169,410	1,214,844
Meridian Energy Ltd.	272,469	881,225
Xero Ltd. (a)	31,353	3,272,723
		10,173,295
NORWAY — 0.6%
Aker BP ASA	64,596	1,638,562
DNB Bank ASA	170,955	4,651,755
Equinor ASA	150,121	3,662,075
Gjensidige Forsikring ASA	37,920	1,112,008
Kongsberg Gruppen ASA	87,570	2,799,259
Mowi ASA	91,155	1,925,823
Norsk Hydro ASA	262,216	1,776,524
Orkla ASA	137,201	1,432,815
Salmar ASA	14,543	776,867
Telenor ASA	122,496	2,030,592
		21,806,280
POLAND — 0.0% *
InPost SA (a)	41,604	510,845
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	1,626,906	1,439,828
EDP SA	622,308	2,951,902
Galp Energia SGPS SA	80,709	1,526,812
Jeronimo Martins SGPS SA	58,707	1,427,900
		7,346,442
SINGAPORE — 1.8%
CapitaLand Ascendas REIT	766,315	1,658,408
CapitaLand Integrated Commercial Trust REIT	1,118,228	1,986,303
CapitaLand Investment Ltd.	414,682	865,261
DBS Group Holdings Ltd.	415,292	16,477,029
Genting Singapore Ltd.	1,255,700	715,901
Grab Holdings Ltd. Class A (a)	474,500	2,856,490
Keppel Ltd.	282,800	1,956,699
Oversea-Chinese Banking Corp. Ltd.	665,066	8,480,984
Sea Ltd. ADR (a)	74,900	13,386,877
Sembcorp Industries Ltd.	157,500	735,456
Singapore Airlines Ltd. (b)	304,949	1,542,249
Singapore Exchange Ltd.	168,500	2,160,491
Singapore Technologies Engineering Ltd.	306,900	2,049,650
Singapore Telecommunications Ltd.	1,431,900	4,587,145
STMicroelectronics NV	130,230	3,649,532
Security Description	Shares	Value
United Overseas Bank Ltd.	247,090	$6,627,655
		69,736,130
SOUTH AFRICA — 0.2%
Anglo American PLC	219,450	8,227,853
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (c)	39,154	1,123,005
SPAIN — 3.4%
Acciona SA	4,463	896,204
ACS Actividades de Construccion y Servicios SA	34,930	2,790,906
Aena SME SA (c)	144,378	3,947,618
Amadeus IT Group SA	89,659	7,111,078
Banco Bilbao Vizcaya Argentaria SA	1,132,949	21,752,050
Banco de Sabadell SA	983,229	3,812,470
Banco Santander SA	2,913,259	30,376,400
Bankinter SA	133,063	2,095,858
CaixaBank SA	772,925	8,124,638
Cellnex Telecom SA (a) (c)	95,847	3,321,170
EDP Renovaveis SA (b)	68,800	905,408
Endesa SA	62,439	1,996,284
Grifols SA (b)	59,839	866,581
Iberdrola SA	1,243,199	23,525,516
Industria de Diseno Textil SA	214,435	11,834,611
Redeia Corp. SA	81,896	1,581,985
Repsol SA	230,508	4,080,308
Telefonica SA (b)	714,927	3,694,492
		132,713,577
SWEDEN — 3.0%
AddTech AB Class B (b)	52,438	1,701,638
Alfa Laval AB	56,876	2,590,688
Assa Abloy AB Class B	198,706	6,900,233
Atlas Copco AB Class A	521,431	8,809,623
Atlas Copco AB Class B	300,319	4,500,746
Beijer Ref AB (b)	75,390	1,175,526
Boliden AB (a)	53,425	2,173,900
Epiroc AB Class A (b)	126,937	2,677,728
Epiroc AB Class B (b)	71,338	1,345,585
EQT AB (b)	70,809	2,451,373
Essity AB Class B	116,622	3,047,888
Evolution AB (c)	28,249	2,322,971
Fastighets AB Balder Class B (a) (b)	144,226	1,032,650
H & M Hennes & Mauritz AB Class B (b)	105,588	1,967,475
Hexagon AB Class B	407,783	4,851,721
Holmen AB Class B	16,166	614,319
Industrivarden AB Class A	20,695	821,190
Industrivarden AB Class C (b)	30,713	1,217,731
Indutrade AB	51,369	1,178,662
Investment AB Latour Class B	32,040	759,345
Investor AB Class B	340,829	10,656,002
L E Lundbergforetagen AB Class B	16,401	851,692
Lifco AB Class B	48,109	1,625,612

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Nibe Industrier AB Class B (b)	309,051	$1,217,132
Saab AB Class B (b)	63,520	3,880,048
Sagax AB Class B (b)	47,347	988,210
Sandvik AB	210,049	5,846,916
Securitas AB Class B	91,607	1,379,204
Skandinaviska Enskilda Banken AB Class A (b)	296,292	5,793,463
Skanska AB Class B	68,534	1,777,274
SKF AB Class B	71,195	1,765,284
Svenska Cellulosa AB SCA Class B	118,708	1,569,504
Svenska Handelsbanken AB Class A	292,929	3,812,241
Swedbank AB Class A (b)	166,290	5,007,212
Swedish Orphan Biovitrum AB (a)	40,740	1,242,329
Tele2 AB Class B	102,132	1,743,447
Telefonaktiebolaget LM Ericsson Class B (b)	562,462	4,655,138
Telia Co. AB	478,608	1,826,375
Trelleborg AB Class B	38,042	1,417,712
Volvo AB Class B	308,681	8,845,151
		118,040,938
SWITZERLAND — 4.8%
ABB Ltd. (b)	307,913	22,182,584
Avolta AG	15,455	836,413
Baloise Holding AG	8,359	2,063,354
Banque Cantonale Vaudoise	5,172	610,383
Barry Callebaut AG (b)	773	1,058,971
Belimo Holding AG	1,926	2,012,781
BKW AG	4,237	904,753
Chocoladefabriken Lindt & Spruengli AG (d)	181	2,766,242
Chocoladefabriken Lindt & Spruengli AG (d)	21	3,156,664
Cie Financiere Richemont SA Class A (b)	105,293	20,062,111
DSM-Firmenich AG (b)	36,542	3,113,780
EMS-Chemie Holding AG	1,465	1,035,710
Galderma Group AG	25,608	4,451,186
Geberit AG	6,800	5,103,953
Givaudan SA	1,826	7,417,372
Helvetia Holding AG	7,494	1,833,824
Julius Baer Group Ltd. (b)	39,872	2,754,182
Kuehne & Nagel International AG (b)	9,852	1,834,442
Logitech International SA	30,098	3,282,730
Lonza Group AG	13,777	9,128,680
Partners Group Holding AG	4,500	5,845,221
Sandoz Group AG	80,601	4,778,419
Schindler Holding AG (d)	7,912	2,995,154
Schindler Holding AG (d)	4,731	1,703,552
SGS SA (b)	32,402	3,358,910
SIG Group AG	64,401	664,124
Sika AG	29,865	6,647,510
Sonova Holding AG	10,113	2,753,065
Security Description	Shares	Value
Straumann Holding AG (b)	21,380	$2,281,357
Swatch Group AG Bearer Shares (b)	5,970	1,121,368
Swiss Life Holding AG	5,608	6,030,547
Swiss Prime Site AG	15,781	2,207,535
Swisscom AG	5,185	3,763,385
UBS Group AG	621,293	25,385,830
VAT Group AG (b) (c)	5,080	2,007,355
Zurich Insurance Group AG	28,565	20,341,770
		187,495,217
UNITED KINGDOM — 11.2%
3i Group PLC	191,798	10,558,129
Admiral Group PLC	50,151	2,263,129
Ashtead Group PLC	84,161	5,625,432
Associated British Foods PLC	64,112	1,770,234
AstraZeneca PLC	303,255	45,651,308
Auto Trader Group PLC (c)	180,270	1,912,871
Aviva PLC	601,939	5,557,452
BAE Systems PLC	588,234	16,305,429
Barclays PLC	2,786,284	14,238,930
Barratt Redrow PLC	264,885	1,390,389
British American Tobacco PLC	407,985	21,678,892
BT Group PLC	1,150,387	2,960,357
Bunzl PLC	62,393	1,970,560
Centrica PLC	988,738	2,217,594
CK Hutchison Holdings Ltd.	515,000	3,392,338
Coca-Cola Europacific Partners PLC	45,500	4,113,655
Compass Group PLC	333,909	11,368,488
DCC PLC (b)	19,782	1,270,856
Diageo PLC	437,743	10,463,227
Entain PLC	114,884	1,351,442
Halma PLC	72,702	3,376,690
Hikma Pharmaceuticals PLC	35,414	809,540
HSBC Holdings PLC	3,413,805	48,026,481
Imperial Brands PLC	151,392	6,436,367
Informa PLC	263,896	3,259,958
InterContinental Hotels Group PLC	28,691	3,466,231
International Consolidated Airlines Group SA	245,317	1,277,513
Intertek Group PLC	32,017	2,035,319
J Sainsbury PLC	350,599	1,576,460
JD Sports Fashion PLC	501,204	643,033
Kingfisher PLC	331,926	1,379,443
Land Securities Group PLC REIT	143,450	1,123,956
Legal & General Group PLC	1,150,178	3,685,257
Lloyds Banking Group PLC	11,821,410	13,339,597
London Stock Exchange Group PLC	93,692	10,741,475
M&G PLC	479,078	1,631,746
Marks & Spencer Group PLC	391,170	1,919,503
Melrose Industries PLC	257,722	2,112,282
National Grid PLC	955,874	13,737,076
NatWest Group PLC	1,602,865	11,255,383

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Next PLC	23,425	$3,902,569
Pearson PLC	118,025	1,678,685
Phoenix Group Holdings PLC	145,994	1,264,764
Reckitt Benckiser Group PLC	134,133	10,325,368
RELX PLC	361,824	17,326,347
Rentokil Initial PLC	496,275	2,510,759
Rolls-Royce Holdings PLC	1,663,555	26,650,778
Sage Group PLC	194,112	2,874,556
Schroders PLC	159,095	805,323
Segro PLC REIT	262,246	2,313,881
Severn Trent PLC	52,606	1,832,843
Smith & Nephew PLC	159,754	2,876,546
Smiths Group PLC	63,876	2,022,557
Spirax Group PLC	14,481	1,328,588
SSE PLC	218,644	5,126,097
Standard Chartered PLC	391,132	7,558,791
Tesco PLC	1,287,848	7,723,926
Unilever PLC	479,846	28,423,681
United Utilities Group PLC	135,274	2,087,921
Vodafone Group PLC	3,873,835	4,493,374
Whitbread PLC	32,168	1,394,459
Wise PLC Class A (a)	128,810	1,794,799
WPP PLC	223,290	1,105,622
		435,316,256
UNITED STATES — 9.5%
Alcon AG	96,553	7,191,266
Amrize Ltd. (a)	102,755	4,957,914
BP PLC	3,137,839	17,985,026
CSL Ltd.	94,417	12,402,335
CyberArk Software Ltd. (a)	9,300	4,493,295
Experian PLC	178,379	8,938,113
Ferrovial SE	100,800	5,777,502
GSK PLC	806,798	17,101,462
Haleon PLC	1,752,016	7,840,159
Holcim AG	100,081	8,470,376
James Hardie Industries PLC CDI (a)	114,043	2,122,342
Monday.com Ltd. (a)	7,700	1,491,413
Nestle SA (b)	504,260	46,309,657
Novartis AG	373,347	46,979,830
Qiagen NV	41,086	1,819,765
Roche Holding AG	137,985	45,072,961
Roche Holding AG Bearer Shares (b)	6,097	2,085,846
Sanofi SA	216,705	20,001,055
Schneider Electric SE	107,177	29,921,669
Shell PLC	1,153,275	41,089,470
Spotify Technology SA (a)	29,900	20,870,200
Stellantis NV	387,162	3,577,454
Swiss Re AG	58,663	10,841,946
Tenaris SA	82,607	1,474,390
		368,815,446
TOTAL COMMON STOCKS (Cost $2,206,892,114)		3,833,203,485
Security Description	Shares	Value
RIGHTS — 0.0% *
BELGIUM — 0.0% *
Sofina SA (expiring 10/08/25) (a) (b)	3,290	$7,345
DENMARK — 0.0% *
Orsted AS (expiring 10/02/25) (a) (b)	491,385	489,621
TOTAL RIGHTS (Cost $639,239)		496,966
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	23,774,859	23,774,859
State Street Navigator Securities Lending Portfolio II (g) (h)	106,185,453	106,185,453
TOTAL SHORT-TERM INVESTMENTS (Cost $129,960,312)		129,960,312
TOTAL INVESTMENTS — 101.7% (Cost $2,337,491,665)		3,963,660,763
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(64,565,804)
NET ASSETS — 100.0%		$3,899,094,959
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	425	12/19/2025	$58,979,958	$59,187,625	$207,667

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,833,203,485	$—	$—	$3,833,203,485
Rights	496,966	—	—	496,966
Short-Term Investments	129,960,312	—	—	129,960,312
TOTAL INVESTMENTS	$3,963,660,763	$—	$—	$3,963,660,763
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$207,667	$—	$—	$207,667
TOTAL OTHER FINANCIAL INSTRUMENTS:	$207,667	$—	$—	$207,667
Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	24.3%
Industrials	19.0
Health Care	10.6
Consumer Discretionary	10.0
Information Technology	8.2
Consumer Staples	7.4
Materials	5.5
Communication Services	4.9
Utilities	3.4
Energy	3.1
Real Estate	1.9
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Portfolio's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	80,638,108	$80,638,108	$573,766,336	$630,629,585	$—	$—	23,774,859	$23,774,859	$1,463,723
State Street Navigator Securities Lending Portfolio II	43,267,190	43,267,190	677,229,739	614,311,476	—	—	106,185,453	106,185,453	668,103
Total		$123,905,298	$1,250,996,075	$1,244,941,061	$—	$—		$129,960,312	$2,131,826
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's Portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2025, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2025, are disclosed in the Schedule of Investments.